Organization - Additional Information (Detail) ¥ in Millions	11 Months Ended	12 Months Ended
	Dec. 09, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation		Nov. 16, 2016
Net asset of VIE, not pledged		¥ 7,497	$ 1,090,000,000	¥ 4,811
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation		Sep. 05, 2016
Percentage of controlled subsidiary		100.00%
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, consideration	$ 100,000